J.P. MORGAN SPECIALTY FUNDS

JPMorgan Research Market Neutral Fund

(the “Fund”)

(a series of JPMorgan Trust I)

(All Share Classes)

Supplement dated December 4, 2023

to the current Summary Prospectus and Prospectus, as supplemented

Effective immediately, the portfolio manager information in the “Risk/Return Summary - Management” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Steven G. Lee	2014	Managing Director
David Small	2023	Managing Director
Danielle Hines	2023	Executive Director

In addition, the “The Funds’ Management and Administration - The Portfolio Managers - Research Market Neutral Fund” section of the Fund’s Prospectus is deleted in its entirety and replaced with the following:

In their capacity as portfolio managers, Mr. Steven G. Lee, Managing Director of JPMIM, Mr. David Small, Managing Director of JPMIM, and Ms. Danielle Hines, Executive Director of JPMIM, work with the U.S. Equity Research Group to manage the portfolio construction processes for the Fund. Mr. Lee has been a portfolio manager since 2013 and prior to that time he was a research analyst in the J.P. Morgan Asset Management U.S. Equity Research Group. Mr. Lee has been an employee of JPMIM or its affiliates (or one of their predecessors) since 2004. Mr. Small has been a portfolio manager since December 2023 and is the Director of U.S. Equity Research at J.P. Morgan Asset Management. Mr. Small has been an employee of JPMIM or its affiliates (or one of their predecessors) since 2005. Ms. Hines has been a portfolio manager since December 2023 and is the Associate Director of U.S. Equity Research at J.P. Morgan Asset Management. Ms. Hines has been an employee of JPMIM or its affiliates (or one of their predecessors) since 2011. Ms. Hines is a CFA charterholder.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE

SUP-RMNF-PM-1223

J.P. MORGAN SPECIALTY FUNDS

JPMorgan Research Market Neutral Fund

(the “Fund”)

(a series of JPMorgan Trust I)

(All Share Classes)

Supplement dated December 4, 2023

to the current Statement of Additional Information, as supplemented

Effective immediately, the information in the “Portfolio Managers - Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information with respect to the Fund is deleted in its entirety and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Research Market Neutral Fund
Steven G. Lee	1	1,581,517	5	9,600,864	3	1,577,512
David Small	14	10,782,197	4	8,530,036	18	4,512,601
Danielle Hines	0	0	0	0	0	0

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Research Market Neutral Fund
Steven G. Lee	0	0	1	316,615	0	0
David Small	0	0	0	0	5	1,268,367
Danielle Hines	0	0	0	0	0	0

In addition, effective immediately, the information in the “Portfolio Managers - Portfolio Managers’ Ownership of Securities” section of the Statement of Additional Information with respect to the Fund is deleted in its entirety and replaced with the following:

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Research Market Neutral Fund
Steven G. Lee							X
David Small						X
Danielle Hines	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-RMN-1223